Assets and Liabilities Held for Sale/Discontinued Operations - Narrative (Details) - USD ($) $ in Millions	Sep. 02, 2021	Jan. 20, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2013	Nov. 30, 2012
NSNCo
Related Party Transaction [Line Items]
Ownership interest prior to disposal						100.00%
NSNCo Noteholders | NSNCo | Subsequent Event
Related Party Transaction [Line Items]
Ownership interest prior to disposal		65.00%
SeaMex
Related Party Transaction [Line Items]
Equity interest, acquisition of residual (in percent)				100.00%	50.00%
Extinguishment of debt	$ 400
SeaMex | Subsequent Event
Related Party Transaction [Line Items]
Equity interest, acquisition of residual (in percent)		100.00%
Seabras Sapura Participacoes SA
Related Party Transaction [Line Items]
Senior secured credit facility								$ 36	$ 179
Sapura Energy
Related Party Transaction [Line Items]
Amount guaranteed by joint venture			$ 127				$ 132